Liquidity and going concern	12 Months Ended
Dec. 31, 2017
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Liquidity and going concern
2. Liquidity and going concern:

In connection with preparing financial statements for each annual and interim reporting period Management is required to evaluate whether there are conditions or events, considered in the aggregate, that raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date that the financial statements are issued. This evaluation initially does not take into consideration the potential mitigating effect of management’s plans that have not been fully implemented as of the date that the financial statements are issued. When substantial doubt exists, management evaluates whether the mitigating effect of its plans sufficiently alleviates substantial doubt about the Company’s ability to continue as a going concern. The mitigating effect of management’s plans, however, is only considered if both (1) it is probable that the plans will be effectively implemented within one year after the date that the financial statements are issued, and (2) it is probable that the plans, when implemented, will mitigate the relevant conditions or events that raise substantial doubt about the entity’s ability to continue as a going concern within one year after the date that the financial statements are issued. Generally, to be considered probable of being effectively implemented, the plans must have been approved before the date that the financial statements are issued.

At this time Management's evaluation has concluded that there are no known or foreseeable conditions or events that raise substantial doubt about the Company's ability to continue as a going concern within one year after the date these financial statements were issued. These financial statements have therefore been prepared on the basis that the Company will continue as a going concern.

At December 31, 2017, the Company's net working capital was $80,513 (2016 - $54,022) including cash and cash equivalents of $71,842 (2016 - $60,905), and its long-term debt was $54,422, of which $8,993 matures in 2018. The Company incurred a significant loss from continuing operations of $61,106 (2016 - $99,395) and negative cash flows from continuing operating activities during 2017 of $47,457 (2016 - $80,442) and has accumulated a deficit of $966,869 since inception. In the course of 2017, the Company completed significant non-core asset sales and a capital increase, which allowed repayment of long-term debt otherwise coming due in 2017, and increased the Company’s cash available to fund future operations. The Company continues to work towards its goals of increasing revenues and reducing expenditures, which Management expects will improve results from operations and operating cash flows in 2018. In particular, with the HPDI 2.0 product now in production, management expects that the engineering and development spend and the associated capital expenditures on this product will decrease significantly in 2018 and this reduction will, itself, improve cash flows. In addition, the Company continues to examine non-core assets to determine whether it is in the best interest of the Company to monetize these assets in the next year or continue to hold or invest in these assets.

Management is confident that the cash on hand at December 31, 2017 and the improvements to the operations expected for 2018 will provide the cash flow necessary to fund operations over the next year to March 31, 2019. The ability of the Company to continue as a going concern beyond one year will be dependent on the Company’s ability to generate positive results from operations and cash flows or on its ability to raise additional financings to fund future operations. If, as a result of future events, the Company was to determine it was no longer able to continue as a going concern, significant adjustments would be required to the carrying value of its assets and liabilities in the accompanying financial statements and the adjustments could be material.